Intangible Assets (Details) - USD ($)					1 Months Ended		3 Months Ended	6 Months Ended		12 Months Ended
	Nov. 25, 2024	Nov. 15, 2024	Jun. 21, 2024	Nov. 10, 2023	Nov. 25, 2024	Jun. 21, 2024	Mar. 31, 2025	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Intangible Assets [Line Items]
Stock valued							$ 3,118,870			$ 2,388,858
Payment in cash						$ 40,000
Payments to purchase intangible assets									$ 200,000	$ 400,000	$ 100,000
Jeff Blue [Member]
Intangible Assets [Line Items]
Acquired ownership interest	50.00%				50.00%
Software [Member] | Asset Purchase Agreement [Member]
Intangible Assets [Line Items]
Payments to purchase intangible assets			$ 200,000	$ 100,000
Discord Server [Member]
Intangible Assets [Line Items]
Payments to purchase intangible assets		$ 40,000
Right of Literary Work Entitled [Member]
Intangible Assets [Line Items]
Payments to purchase intangible assets	$ 160,000
Common Class B [Member] | Asset Purchase Agreement [Member]
Intangible Assets [Line Items]
Issuance of shares (in Shares)		20,000				25,000
Stock valued						$ 9,500
Jeff Blue [Member]
Intangible Assets [Line Items]
Ownership interest, percentage	50.00%				50.00%
Asset consideration transferred					$ 160,000
Asset Purchase Agreement [Member]
Intangible Assets [Line Items]
Purchase software			$ 200,000	$ 100,000		$ 200,000
Asset Purchase Agreement [Member] | Common Class B [Member]
Intangible Assets [Line Items]
Issuance of shares (in Shares)						25,000
Stock valued						$ 9,500